LOAN PAYABLE	12 Months Ended
Nov. 30, 2021
Disclosure of detailed information about borrowings [abstract]
LOAN PAYABLE [Text Block]

10. LOAN PAYABLE

As at November 30, 2021, the Company assumed the loan payable related to the vehicle acquired from Tetra as described in note 3. The interest rate and maturity date are as follows:

	Principal	Principal	Interest	Commencement	Maturity	Balance, November 30, 2021
Vehicle	£ 13,000	$30,859	6.95%	May 2, 2019	June 2, 2024	$28,877

The vehicle is collateral for the loan. In the event of default in payments, the interest is increased to 13.9% on the overdue amount. As at November 30, 2021, an amount of $6,332 represents the repayment of loan payable for the next 12 months period.